TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Technical Reserves Occurred (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Technical Reserves [Abstract]
Beginning balance		S/ 11,675,076
Ending balance		12,534,511		S/ 11,675,076
Life Insurance Contracts [Member]
Technical Reserves [Abstract]
Beginning balance		10,072,788
Ending balance		10,798,189		10,072,788
General Insurance Contracts [Member]
Technical Reserves [Abstract]
Beginning balance		1,286,293
Ending balance		1,399,650		1,286,293
Health Insurance [Member]
Technical Reserves [Abstract]
Beginning balance		315,995
Ending balance		336,672		315,995
Technical Reserves for Premiums [Member]
Technical Reserves [Abstract]
Beginning balance		9,624,602	[1]	8,374,005
Time course expenses and others		(52,425)		75,933
Unearned premium and other technical reserves variation, net		(13,012)		(26,816)
Insurance subscriptions		758,316		605,090
Adjustment by application of market rates	[2]	(771,711)		263,820
Result for difference in change and others		433,161		332,570
Ending balance	[1]	9,978,931		9,624,602
Technical Reserves for Premiums [Member] | Life Insurance Contracts [Member]
Technical Reserves [Abstract]
Beginning balance		8,784,732	[1]	7,548,684
Time course expenses and others		(55,135)		75,115
Unearned premium and other technical reserves variation, net		(539)		1,006
Insurance subscriptions		751,942		599,149
Adjustment by application of market rates	[2]	(771,711)		263,820
Result for difference in change and others		392,167		296,958
Ending balance	[1]	9,101,456		8,784,732
Technical Reserves for Premiums [Member] | General Insurance Contracts [Member]
Technical Reserves [Abstract]
Beginning balance		656,963	[1]	651,129
Time course expenses and others		2,710		818
Unearned premium and other technical reserves variation, net		(21,844)		(36,323)
Insurance subscriptions		6,374		5,941
Adjustment by application of market rates	[2]	0		0
Result for difference in change and others		40,747		35,398
Ending balance	[1]	684,950		656,963
Technical Reserves for Premiums [Member] | Health Insurance [Member]
Technical Reserves [Abstract]
Beginning balance		182,907	[1]	174,192
Time course expenses and others		0		0
Unearned premium and other technical reserves variation, net		9,371		8,501
Insurance subscriptions		0		0
Adjustment by application of market rates	[2]	0		0
Result for difference in change and others		247		214
Ending balance	[1]	S/ 192,525		S/ 182,907

[1]	As of December 31, 2021, the life insurance technical reserves include the mathematical reserves of income amounting to S/6,759.7 million (S/ 6,806.1 million as of December 31, 2020).
[2]	As of December 31, 2021, the variation corresponds mainly to a change in the methodology in the reinvestment rate (purchase at market) and the increase in investment rates at market, generating a greater release of reserves compared to 2020 (at a higher rate of discount, the reserves constituted are lower). As of December 31, 2020, the increase corresponds mainly to the reduction of investment rates to market.